Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020
BCP QUALTEK HOLDCO, LLC
Schedule of Property and Equipment

Property and equipment consisted of the following (in thousands):

	October 2,	December 31,
	2021	2020
Office furniture	$1,331	$1,249
Computers	1,591	1,217
Machinery, equipment and vehicles	15,482	10,275
Land	140	—
Leasehold improvements	4,695	3,354
Software	2,281	2,199
Assets under capital lease	41,349	32,153
Construction in process	1,263	605
	68,132	51,052
Less: accumulated depreciation	(25,945)	(17,258)
Property and equipment, net	$42,187	$33,794

Property and equipment consisted of the following as of December 31, 2020 and 2019 (in thousands):

	2020	2019
Office furniture	$1,249	$898
Computers	1,217	1,051
Machinery, equipment and vehicles	10,275	6,532
Leasehold improvements	3,354	792
Software	2,199	1,903
Assets under capital lease	32,153	15,226
Construction in process	605	246
	51,052	26,648
Less: accumulated depreciation	(17,258)	(8,475)
Property and equipment, net	$33,794	$18,173